Organization and Basis of Presentation (Details)		6 Months Ended	12 Months Ended
	Oct. 01, 2003 BI Networks [Member]	Jun. 30, 2013 Interact Devices Inc [Member]	Dec. 31, 2012 Interact Devices Inc [Member]	Dec. 31, 2011 Interact Devices Inc [Member]
Noncontrolling Interest [Line Items]
Percent ownership			94.00%	94.00%
Number of shares owned		55,987,169	55,897,169	55,897,169
Business Acquisition [Line Items]
Percentage of equity interests exchanged	98.00%